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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    [JUNE 30, 2003]
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         [PEGASUS INVESTMENTS, INC.]
                 -------------------------------
   Address:      [141 PORTLAND STREET, SUITE 300]
                 -------------------------------
                 [BOSTON, MA 02114]
                 -------------------------------

                 -------------------------------

Form 13F File Number:    [       ]
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    [ANDREW D. KOPPERL]
         -------------------------------
Title:   [MANAGING DIRECTOR]
         -------------------------------
Phone:   [(617) 367-8500]
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ [ANDREW D. KOPPERL]          [BOSTON, MA]        [8/13/03]
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers               0:
                                        --------------------

Form 13F Information Table Entry Total:         38
                                        --------------------

Form 13F Information Table Value Total:         $48,646 (in thousands)
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                      FORM 13F INFORMATION TABLE



COLUMN 1                    COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7            COLUMN 8
--------------              --------   --------   -------    --------  --------  --------   --------   -------   -------  -------
                            TITLE OF               VALUE     SHRS OR   SH/ PUT/  INVSTMT     OTHER         VOTING AUTHORITY
NAME OF ISSUER               CLASS      CUSIP      (X1000)   PRN AMT   PRN CALL  DSCRETN    MANAGERS    SOLE     SHARED     NONE
--------------              --------   --------   -------    --------  --------  --------   --------   -------   -------  -------


   PRECISE SOFTWARE            COM     M41450103      1437       75173      SH      SOLE               75173

     AIRBORNE INC              OPT     0092699K9       119         798      SH      SOLE                 798

      BB&T CORP                COM     0549379I0        11         164      SH      SOLE                 164

      BIOGEN INC               COM      90597105       855       22500      SH      SOLE               22500

  CB BANCSHARES INC            COM     124785106       362        5833      SH      SOLE                5833

  CATHAY BANCORP INC           COM     149150104       991       22225      SH      SOLE               22225

  CHATEAU CMNTYS INC           COM     161726104      1982       67000      SH      SOLE               67000

  CLAYTON HOMES INC            COM     184190106      1031       82100      SH      SOLE               82100

   CONCORD EFS INC             COM     206197105      2186      148500      SH      SOLE              148500

 CROWN AMERICAN REALTY         COM     228186102      1784      166200      SH      SOLE              166200

   JD EDWARDS & CO             COM     281667105       724       50500      SH      SOLE               50500

     EXPEDIA INC               COM      30212509      2760       36141      SH      SOLE               36141

   F & M BANCORP MD            COM     302367107      2632       53360      SH      SOLE               53360

 FIRST BELL BANCORP INC        COM     319301107      1731       67457      SH      SOLE               67457

  FIRST ESSEX BANC CO          COM     320103104       943       20000      SH      SOLE               20000

  FIRST VA BANKS INC           COM     337477103      2228       51665      SH      SOLE               51665

 FRANKLIN FINL CORP TENN       COM     353523202      1861       61940      SH      SOLE               61940

   GUCCI GROUP N V             COM     401566104      1816       18533      SH      SOLE               18533

     HOLLY CORP                COM     435758305       665       24100      SH      SOLE               24100

     HOTELS.COM                COM     44147T108       443        4922      SH      SOLE                4922

 IDEC PHARMACEUTICALS          COM     449370105       923       27200      SH      SOLE               27200

 INSIGNIA FINL GROUP INC       COM     45767A105       589       52999      SH      SOLE               52999

 MOUNTAINBANK FINANCIAL        COM     6.25E+107       636       20100      SH      SOLE               20100

 NEW YORK CMNTY BANCORP        COM     649445103       872       30000      SH      SOLE               30000

   OAK TECHNOLOGY INC          COM     671802106      1103      177409      SH      SOLE              177409

    PEOPLESOFT INC             COM     712713106      1486       84500      SH      SOLE               84500

  PORT FINANCIAL CORP          COM     734119100      2108       39121      SH      SOLE               39121

   PLAINS EXPLORATION          COM     726505100       653       60415      SH      SOLE               60415

QUINTILES TRANSNATIONAL CORP   COM     748767100      1596      112480      SH      SOLE              112480

      RFS HOTELS               COM     74955J108      2380      193200      SH      SOLE              193200

    SPEECHWORKS INTL           COM      8476M101       664      141392      SH      SOLE              141392

    SPORTS AUTH INC            COM     849176102      2008      187628      SH      SOLE              187628

  SUPERIOR FINANCIAL CORP      COM     868161100      1428       59500      SH      SOLE               59500

  TMBR/SHARP DRILLING INC      COM     87257P101      1611       85400      SH      SOLE               85400

   VEECO INSTRS INC DEL        COM     922417100       847       49719      SH      SOLE               49719

     VERIDIAN CORP             COM     92342R203      1396       40000      SH      SOLE               40000

   WELLPOINT HEALTH INC        COM     94973H108       379        4500      SH      SOLE                4500

   WHITMAN ED GROUP INC        COM     966524100      1406       91594      SH      SOLE               91594
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